Inventories And Theatrical Film And Television Production Costs	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories And Theatrical Film And Television Production Costs
NOTE 11. INVENTORIES AND THEATRICAL FILM AND TELEVISION PRODUCTION COSTS

Film and television production costs are stated at the lower of cost, less accumulated amortization, or fair value and include the unamortized cost of completed theatrical films and television episodes, theatrical films and television series in production and undeveloped film and television rights. The amount of capitalized film and television production costs recognized as broadcast, programming and operations expenses for a given period is determined using the film forecast computation method. As of January 1, 2019, we reclassified $2,274 of our programming inventory costs from “Other current assets” to “Other Assets” in connection with the adoption of ASU 2019-2 (see Note 1).

In the fourth quarter of 2020, we recognized an impairment of $524 based on a change in these estimates for various film titles. This change in estimates was driven by the continued shutdown of theaters during the pandemic, including the resurgence of an outbreak in the fourth quarter and the impact of our decision to release our 2021 movies in theaters and on HBO Max at the same time.
The following table summarizes inventories and theatrical film and television production costs as of December 31:

	2020	2019
Inventories:
Programming costs, less amortization[1]	$6,010	$4,151
Other inventory, primarily DVD and Blu-ray Discs	103	96
Total inventories	6,113	4,247
Less: current portion of inventory	(103)	(96)
Total noncurrent inventories	6,010	4,151
Theatrical film production costs:[2]
Released, less amortization	487	392
Completed and not released	616	437
In production	1,130	1,475
Development and pre-production	190	171
Television production costs:[2]
Released, less amortization	2,495	2,199
Completed and not released	1,381	1,344
In production	2,353	2,208
Development and pre-production	90	57
Total theatrical film and television production costs	8,742	8,283
Total noncurrent inventories and theatrical film and television production costs	$14,752	$12,434
[1]Includes the costs of certain programming rights, primarily sports, for which payments have been made prior to the related rights being received.
[2]Does not include $4,699 and $5,967 of acquired film and television library intangible assets as of December 31, 2020, and 2019, respectively, which are included in “Other Intangible Assets – Net” on our consolidated balance sheets.

Approximately 90% of unamortized film costs for released theatrical and television content are expected to be amortized within three years from December 31, 2020. In addition, approximately $3,111 of the total $5,171 film costs of released and completed and not released theatrical and television product are expected to be amortized during 2021.